STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		73 Months Ended	76 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (17,254)	$ (19,061)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (132,493,170)
Adjustments to reconcile net loss to net cash (used in) operations:
Recapitalization of equity due to reverse merger				2,645	2,645	2,645
Impairment of Handcamp estimated value				112,700,000	112,700,000	112,700,000
Impairment of mineral rights and properties purchased from related party			18,900,000		18,900,000	18,900,000
Changes in operating assets and liabilities:
Security deposits			4,700	(10,750)	(6,050)	(6,050)
Outstanding checks in excess of bank balance		110	(71)	71
NET CASH (USED IN) OPERATING ACTIVITIES	(17,254)	(18,951)	(106,281)	(736,090)	(879,321)	(896,575)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from related party	14,721	18,951	112,590	736,090	885,630	900,351
NET CASH PROVIDED BY FINANCING ACTIVITIES	14,721	18,951	112,590	736,090	885,630	900,351
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,533)		6,309		6,309	3,776
CASH AND CASH EQUIVALENTS BEGINNING OF THE YEAR	6,309
CASH AND CASH EQUIVALENTS END OF THE YEAR	3,776		6,309		6,309	3,776
NON-CASH FINANCING ACTIVITIES:
Purchase of Handcamp property via issuance of shares				112,539,000	112,539,000
Purchase of KATX mineral rights and properties via issuance of shares			$ 18,900,000		$ 18,900,000